Cash and cash equivalents	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]
NOTE 5: CASH AND CASH EQUIVALENTS
     Cash and cash equivalents consist of the following:

	December 31,	December
	2011	31, 2010
Cash on hand and at banks	$8,333	$16,117
Short-term deposits	32,967	45,243

Total cash and cash equivalents	$41,300	$61,360

     Restricted cash consists of cash totaling $29,491 and $33,261 as of December 31, 2011 and 2010 respectively, restricted to pay future installments for vessel deposits in accordance with Navios Acquisition's new build program.  Also in restricted cash is an amount of $2,723 for 2011 and $538 for 2010 held in retention account in order to service debt and interest payments, as required by certain of Navios Acquisition's credit facilities.
   Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.